Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Net settlement rights
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	27,233	30,597
Outstanding Weighted Average Remaining Contractual Life	3 years 9 months 29 days
Outstanding Weighted Average Exercise Price	$ 13.06	$ 18.52
Exercisable Number | shares	16,949
Exercisable Weighted Average Exercise Price	$ 14.94
Net settlement rights | 5.00 to 9.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	8,365
Outstanding Weighted Average Remaining Contractual Life	5 years 3 months 3 days
Outstanding Weighted Average Exercise Price	$ 8.92
Exercisable Number | shares	2,478
Exercisable Weighted Average Exercise Price	$ 9.48
Net settlement rights | 5.00 to 9.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	5.00
Net settlement rights | 5.00 to 9.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 9.99
Net settlement rights | 10.00 to 14.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	13,126
Outstanding Weighted Average Remaining Contractual Life	4 years 3 months 14 days
Outstanding Weighted Average Exercise Price	$ 12.26
Exercisable Number | shares	8,729
Exercisable Weighted Average Exercise Price	$ 12.54
Net settlement rights | 10.00 to 14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	10.00
Net settlement rights | 10.00 to 14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 14.99
Net settlement rights | 15.00 to 19.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	2,680
Outstanding Weighted Average Remaining Contractual Life	1 year 3 months 21 days
Outstanding Weighted Average Exercise Price	$ 19.47
Exercisable Number | shares	2,680
Exercisable Weighted Average Exercise Price	$ 19.47
Net settlement rights | 15.00 to 19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	15.00
Net settlement rights | 15.00 to 19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 19.99
Net settlement rights | 20.00 to 24.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,062
Outstanding Weighted Average Remaining Contractual Life	1 month 24 days
Outstanding Weighted Average Exercise Price	$ 22.25
Exercisable Number | shares	3,062
Exercisable Weighted Average Exercise Price	$ 22.25
Net settlement rights | 20.00 to 24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	20.00
Net settlement rights | 20.00 to 24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 24.99
Replacement Stock Options
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	12,256	0
Outstanding Weighted Average Remaining Contractual Life	1 year 6 months 29 days
Outstanding Weighted Average Exercise Price	$ 15.21	$ 0
Exercisable Number | shares	8,395
Exercisable Weighted Average Exercise Price	$ 18.96
Replacement Stock Options | 3.00 to 4.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,602
Outstanding Weighted Average Remaining Contractual Life	2 years 8 months 4 days
Outstanding Weighted Average Exercise Price	$ 3.54
Exercisable Number | shares	772
Exercisable Weighted Average Exercise Price	$ 3.54
Replacement Stock Options | 3.00 to 4.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	3.00
Replacement Stock Options | 3.00 to 4.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 4.99
Replacement Stock Options | 5.00 to 9.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	164
Outstanding Weighted Average Remaining Contractual Life	3 years 2 months 12 days
Outstanding Weighted Average Exercise Price	$ 6.03
Exercisable Number | shares	34
Exercisable Weighted Average Exercise Price	$ 5.95
Replacement Stock Options | 5.00 to 9.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	5.00
Replacement Stock Options | 5.00 to 9.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 9.99
Replacement Stock Options | 10.00 to 14.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	58
Outstanding Weighted Average Remaining Contractual Life	2 years 8 months 1 day
Outstanding Weighted Average Exercise Price	$ 12.66
Exercisable Number | shares	41
Exercisable Weighted Average Exercise Price	$ 12.62
Replacement Stock Options | 10.00 to 14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	10.00
Replacement Stock Options | 10.00 to 14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 14.99
Replacement Stock Options | 15.00 to 19.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	2,896
Outstanding Weighted Average Remaining Contractual Life	1 year 9 months 7 days
Outstanding Weighted Average Exercise Price	$ 18.43
Exercisable Number | shares	2,012
Exercisable Weighted Average Exercise Price	$ 18.47
Replacement Stock Options | 15.00 to 19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	15.00
Replacement Stock Options | 15.00 to 19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 19.99
Replacement Stock Options | 20.00 to 24.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	5,384
Outstanding Weighted Average Remaining Contractual Life	8 months 4 days
Outstanding Weighted Average Exercise Price	$ 21.23
Exercisable Number | shares	5,384
Exercisable Weighted Average Exercise Price	$ 21.23
Replacement Stock Options | 20.00 to 24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	20.00
Replacement Stock Options | 20.00 to 24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 24.99
Replacement Stock Options | 25.00 to 29.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	152
Outstanding Weighted Average Remaining Contractual Life	1 year 6 months 29 days
Outstanding Weighted Average Exercise Price	$ 27.88
Exercisable Number | shares	152
Exercisable Weighted Average Exercise Price	$ 27.88
Replacement Stock Options | 25.00 to 29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	25.00
Replacement Stock Options | 25.00 to 29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants	$ 29.99